SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 0.1%
	ENERGY - 0.1%
10,000	Occidental Petroleum Corp.	$115,800
40,000	Range Resources Corp.	91,200
	TOTAL COMMON STOCKS
	(Cost $216,177)	207,000

Principal Amount
	U.S. GOVERNMENT AND AGENCIES - 5.0%
	United States Treasury Bill
$7,000,000	0.516%, 5/5/2020[1]	6,999,643
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $6,996,589)	6,999,643

Number of Contracts
	PURCHASED OPTIONS CONTRACTS - 2.1%
	CALL OPTIONS - 1.1%
	CBOT Corn Futures
200	Exercise Price: $3.45, Notional Amount: $3,450,000, Expiration Date: April 24, 2020	60,000
100	Exercise Price: $3.65, Notional Amount: $1,825,000, Expiration Date: April 24, 2020	7,500
50	Exercise Price: $3.90, Notional Amount: $975,000, Expiration Date: April 24, 2020	938
	CBOT Short-Dated New Crop Corn Futures
300	Exercise Price: $3.90, Notional Amount: $5,850,000, Expiration Date: April 24, 2020	11,250
50	Exercise Price: $3.90, Notional Amount: $975,000, Expiration Date: May 22, 2020	4,375
	CBOT Short-Dated New Crop Soybean Futures
100	Exercise Price: $9.20, Notional Amount: $4,600,000, Expiration Date: April 24, 2020	13,125
100	Exercise Price: $9.40, Notional Amount: $4,700,000, Expiration Date: May 22, 2020	15,625
	CBOT Soybean Meal Futures
100	Exercise Price: $3.20, Notional Amount: $3,200,000, Expiration Date: April 24, 2020	73,500
	CBOT Soybean Oil Futures
54	Exercise Price: $2.90, Notional Amount: $939,600, Expiration Date: April 24, 2020	4,212
	CMX Copper Futures
50	Exercise Price: $2.28, Notional Amount: $2,850,000, Expiration Date: April 27, 2020	61,875
	NYBOT Cocoa Futures
200	Exercise Price: $2,700.00, Notional Amount: $5,400,000, Expiration Date: April 3, 2020	2,000
50	Exercise Price: $2,900.00, Notional Amount: $1,450,000, Expiration Date: April 3, 2020	500
100	Exercise Price: $2,750.00, Notional Amount: $2,750,000, Expiration Date: May 1, 2020	3,000
150	Exercise Price: $2,600.00, Notional Amount: $3,900,000, Expiration Date: February 5, 2021	100,500
	NYBOT Coffee 'C' Futures
50	Exercise Price: $1.125, Notional Amount: $2,109,375, Expiration Date: April 9, 2020	159,937
25	Exercise Price: $1.15, Notional Amount: $1,078,125, Expiration Date: April 9, 2020	63,469
30	Exercise Price: $1.20, Notional Amount: $1,350,000, Expiration Date: April 9, 2020	45,000

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS - Continued
	CALL OPTIONS - Continued
	NYBOT Sugar #11 Futures
80	Exercise Price: $0.12, Notional Amount: $1,075,200, Expiration Date: April 15, 2020	$3,584
80	Exercise Price: $0.1225, Notional Amount: $1,097,600, Expiration Date: April 15, 2020	2,688
50	Exercise Price: $0.1175, Notional Amount: $658,000, Expiration Date: May 15, 2020	8,400
50	Exercise Price: $0.1125, Notional Amount: $630,000, Expiration Date: June 15, 2020	20,160
	NYMEX Natural Gas Futures
50	Exercise Price: $2.35, Notional Amount: $1,175,000, Expiration Date: August 26, 2020	50,500
	NYMEX RBOB Gasoline
50	Exercise Price: $1.65, Notional Amount: $3,465,000, Expiration Date: April 27, 2020	1,050
	NYMEX WTI Crude Oil Futures
100	Exercise Price: $22.50, Notional Amount: $2,250,000, Expiration Date: April 16, 2020	182,000
100	Exercise Price: $25.00, Notional Amount: $2,500,000, Expiration Date: April 16, 2020	102,000
100	Exercise Price: $28.50, Notional Amount: $2,850,000, Expiration Date: April 16, 2020	43,000
70	Exercise Price: $50.50, Notional Amount: $3,535,000, Expiration Date: April 16, 2020	1,400
50	Exercise Price: $27.00, Notional Amount: $1,350,000, Expiration Date: May 14, 2020	147,000
50	Exercise Price: $51.50, Notional Amount: $2,575,000, Expiration Date: May 14, 2020	5,000
	NYMEX WTI Crude Oil Weekly Futures
200	Exercise Price: $22.00, Notional Amount: $4,400,000, Expiration Date: April 3, 2020	132,000
100	Exercise Price: $26.50, Notional Amount: $2,650,000, Expiration Date: April 3, 2020	8,000
	Occidental Petroleum Corp.
150	Exercise Price: $20.00, Notional Amount: $300,000, Expiration Date: January 15, 2021	39,300
100	Exercise Price: $22.50, Notional Amount: $225,000, Expiration Date: January 15, 2021	18,500
	OTC CAD versus USD
50	Exercise Price: $0.08, Notional Amount: $3,750,000, Expiration Date: April 3, 2020	250
	OTC EUR versus USD
30	Exercise Price: $1.14, Notional Amount: $4,275,000, Expiration Date: April 4, 2020	750
	Range Resources Corp.
300	Exercise Price: $3.00, Notional Amount: $90,000, Expiration Date: June 19, 2020	6,000
300	Exercise Price: $3.00, Notional Amount: $90,000, Expiration Date: September 18, 2020	10,500
	Walgreens Boots Alliance, Inc.
200	Exercise Price: $47.50, Notional Amount: $950,000, Expiration Date: April 17, 2020	40,000
200	Exercise Price: $55.00, Notional Amount: $1,100,000, Expiration Date: April 17, 2020	4,600
	TOTAL CALL OPTIONS
	(Cost $3,354,154)	1,453,488

	PUT OPTIONS - 1.0%
	CBOT Short-Dated New Crop Corn Futures
150	Exercise Price: $3.30, Notional Amount: $2,475,000, Expiration Date: April 24, 2020	6,563
100	Exercise Price: $3.40, Notional Amount: $1,700,000, Expiration Date: April 24, 2020	10,000
100	Exercise Price: $3.65, Notional Amount: $1,825,000, Expiration Date: April 24, 2020	55,625
100	Exercise Price: $3.70, Notional Amount: $1,850,000, Expiration Date: April 24, 2020	74,375
50	Exercise Price: $3.30, Notional Amount: $825,000, Expiration Date: May 22, 2020	5,938
	CBOT Short-Dated New Crop Soybean Futures
25	Exercise Price: $8.30, Notional Amount: $1,037,500, Expiration Date: April 24, 2020	1,875
25	Exercise Price: $8.90, Notional Amount: $1,112,500, Expiration Date: April 24, 2020	24,844

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS - Continued
	PUT OPTIONS - Continued
	CBOT Soybean Futures
100	Exercise Price: $8.40, Notional Amount: $4,200,000, Expiration Date: April 24, 2020	$11,250
50	Exercise Price: $8.50, Notional Amount: $2,125,000, Expiration Date: April 24, 2020	8,125
	CMX Copper Futures
69	Exercise Price: $2.15, Notional Amount: $3,708,750, Expiration Date: April 27, 2020	75,900
50	Exercise Price: $2.17, Notional Amount: $2,712,500, Expiration Date: April 27, 2020	63,125
9	Exercise Price: $2.15, Notional Amount: $483,750, Expiration Date: May 26, 2020	14,737
	CMX Gold Futures
50	Exercise Price: $1,580.00, Notional Amount: $7,900,000, Expiration Date: April 3, 2020	52,500
50	Exercise Price: $1,600.00, Notional Amount: $8,000,000, Expiration Date: April 3, 2020	97,500
	ICE Brent Crude Oil
50	Exercise Price: $25.50, Notional Amount: $1,275,000, Expiration Date: April 27, 2020	143,000
	LME Primary Aluminum Futures
40	Exercise Price: $1.65, Notional Amount: $1,650,000, Expiration Date: April 1, 2020	147,247
	NYBOT Cocoa Futures
50	Exercise Price: $2,500.00, Notional Amount: $1,250,000, Expiration Date: April 3, 2020	125,500
	NYBOT Coffee 'C' Futures
50	Exercise Price: $1.225, Notional Amount: $2,296,875, Expiration Date: April 9, 2020	111,562
	NYMEX Natural Gas Futures
50	Exercise Price: $1.55, Notional Amount: $775,000, Expiration Date: April 27, 2020	39,000
50	Exercise Price: $1.65, Notional Amount: $825,000, Expiration Date: April 27, 2020	60,000
	NYMEX WTI Crude Oil Weekly Futures
150	Exercise Price: $19.50, Notional Amount: $2,925,000, Expiration Date: April 3, 2020	127,500
50	Exercise Price: $20.00, Notional Amount: $1,000,000, Expiration Date: April 3, 2020	52,500
35	Exercise Price: $23.50, Notional Amount: $822,500, Expiration Date: April 3, 2020	117,250
	TOTAL PUT OPTIONS
	(Cost $1,180,058)	1,425,916

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $4,534,212)	2,879,404

Principal Amount
	SHORT-TERM INVESTMENTS - 76.0%
$106,514,277	UMB Money Market Fiduciary, 0.25%[2]	106,514,277
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $106,514,277)	106,514,277

	TOTAL INVESTMENTS - 83.2%
	(Cost $118,261,255)	116,600,324
	Other Assets in Excess of Liabilities - 16.8%	23,600,263
	TOTAL NET ASSETS - 100.0%	$140,200,587

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS - (0.5)%
	CALL OPTIONS - (0.1)%
	NYBOT Coffee 'C' Futures
(15)	Exercise Price: $1.275, Notional Amount: $717,188, Expiration Date: April 9, 2020	$(9,113)
	NYMEX WTI Crude Oil Futures
(50)	Exercise Price: $31.00, Notional Amount: $1,550,000, Expiration Date: May 14, 2020	(75,000)
	NYMEX WTI Crude Oil Weekly Futures
(30)	Exercise Price: $22.50, Notional Amount: $675,000, Expiration Date: April 3, 2020	(15,900)
	TOTAL CALL OPTIONS
	(Proceeds $157,995)	(100,013)

	PUT OPTIONS - (0.4)%
	NYMEX WTI Crude Oil Weekly Futures
(35)	Exercise Price: $21.00, Notional Amount: $735,000, Expiration Date: April 3, 2020	(54,250)
	CBOT Soybean Futures
(50)	Exercise Price: $8.90, Notional Amount: $2,225,000, Expiration Date: April 24, 2020	(40,312)
	CMX Copper Futures
(50)	Exercise Price: $2.09, Notional Amount: $2,612,500, Expiration Date: April 27, 2020	(36,875)
	ICE Brent Crude Oil
(50)	Exercise Price: $22.00, Notional Amount: $1,100,000, Expiration Date: April 27, 2020	(77,500)
	NYMEX WTI Crude Oil Futures
(30)	Exercise Price: $23.50, Notional Amount: $705,000, Expiration Date: April 16, 2020	(134,400)
(50)	Exercise Price: $24.00, Notional Amount: $1,200,000, Expiration Date: April 16, 2020	(241,000)
	TOTAL PUT OPTIONS
	(Proceeds $598,122)	(584,337)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $756,117)	$(684,350)

CAD - Canadian Dollar

EUR - Euro

[1]	All or a portion of this security is segregated as collateral.
[2]	The rate is the annualized seven-day yield at period end.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

FUTURES CONTRACTS

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Long Contracts	Date	Contracts	Value	March 31, 2020	(Depreciation)
Commodity Futures
CBOT Corn	May 2020	236	$4,464,754	$4,020,850	$(443,904)
CBOT Denatured Ethanol	May 2020	9	252,680	240,381	(12,299)
CBOT Soybean	May 2020	79	3,483,373	3,499,700	16,327
CBOT Soybean	November 2020	70	3,068,780	3,071,250	2,470
CBOT Soybean Meal	May 2020	50	1,457,628	1,607,500	149,872
CBOT Soybean Oil	May 2020	161	2,904,371	2,609,166	(295,205)
CBOT Wheat	May 2020	67	1,872,906	1,905,313	32,407
CBOT Wheat	July 2020	67	1,870,394	1,884,375	13,981
CME Lean Hogs	April 2020	90	2,244,061	1,879,200	(364,861)
CME Live Cattle	June 2020	100	4,648,625	3,683,000	(965,625)
CMX Copper	May 2020	188	11,847,996	10,471,600	(1,376,396)
CMX Gold	June 2020	141	23,001,036	22,512,059	(488,977)
CMX Silver	May 2020	37	3,468,867	2,618,860	(850,007)
ICE Brent Crude Oil	June 2020	55	1,601,413	1,449,250	(152,163)
ICE Low Sulphur Gas	May 2020	40	1,231,097	1,179,000	(52,097)
KCBT Hard Red Winter Wheat	May 2020	70	1,685,517	1,725,500	39,983
LME Primary Aluminum	April 2020	140	5,745,620	5,255,250	(490,370)
LME Primary Nickel	April 2020	56	4,178,629	3,844,848	(333,781)
LME Zinc	April 2020	37	1,837,138	1,755,419	(81,719)
MGE Red Wheat	May 2020	3	81,273	80,888	(385)
NYBOT Cocoa	July 2020	25	641,413	564,750	(76,663)
NYBOT Cocoa	September 2020	25	638,343	566,750	(71,593)
NYBOT Cocoa	December 2020	10	220,737	225,200	4,463
NYBOT Coffee 'C'	May 2020	144	5,915,246	6,455,700	540,454
NYBOT Cotton #2	May 2020	31	1,074,575	792,515	(282,060)
NYBOT Sugar #11	May 2020	162	2,718,910	1,890,605	(828,305)
NYMEX Natural Gas	May 2020	356	6,933,174	5,838,400	(1,094,774)
NYMEX Natural Gas	June 2020	88	1,752,828	1,545,280	(207,548)
NYMEX Natural Gas	July 2020	13	376,684	248,560	(128,124)
NYMEX Natural Gas	August 2020	13	376,684	257,140	(119,544)
NYMEX Natural Gas	September 2020	13	376,684	260,780	(115,904)
NYMEX Natural Gas	October 2020	13	376,684	269,100	(107,584)
NYMEX Natural Gas	November 2020	13	376,684	298,350	(78,334)
NYMEX Natural Gas	December 2020	13	376,684	339,950	(36,734)
NYMEX Natural Gas	May 2022	75	1,655,239	1,663,500	8,261
NYMEX NY Harbor ULSD	May 2020	44	1,953,658	1,850,772	(102,886)
NYMEX Platinum	July 2020	40	1,253,992	1,459,800	205,808
NYMEX RBOB Gasoline	May 2020	53	1,328,969	1,319,350	(9,619)
NYMEX WTI Crude Oil	May 2020	50	1,079,156	1,024,000	(55,156)
NYMEX WTI Crude Oil	December 2020	50	1,631,866	1,679,000	47,134

Foreign Exchange Futures
CME Euro	June 2020	80	11,126,758	11,049,500	(77,258)
CME Japanese Yen	June 2020	60	6,966,943	6,989,625	22,682
Total Long Contracts			130,098,069	121,882,036	(8,216,033)

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

FUTURES CONTRACTS - Continued

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Short Contracts	Date	Contracts	Value	March 31, 2020	(Depreciation)
Commodity Futures
NYBOT Cocoa	May 2020	(5)	$(130,901)	$(112,450)	$18,451
NYMEX WTI Crude Oil	June 2020	(30)	(792,048)	(735,300)	56,748
NYMEX WTI Crude Oil	October 2020	(25)	(753,112)	(802,000)	(48,888)
NYMEX WTI Crude Oil	December 2021	(50)	(1,834,104)	(1,894,000)	(59,896)

Foreign Exchange Futures
FNX United States Dollar	June 2020	(20)	(1,977,821)	(1,981,840)	(4,019)
Total Short Contracts			(5,487,986)	(5,525,590)	(37,604)

TOTAL FUTURES CONTRACTS			$124,610,083	$116,356,446	$(8,253,637)

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Notional Value	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Euro	Societe Generale	EUR per USD	April 20, 2020	(9,500,000)	$(10,448,005)	$(10,486,191)	$(38,186)
Japanese Yen	Societe Generale	JPY per USD	April 27, 2020	(425,373,000)	(3,817,315)	(3,961,831)	(144,516)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS					$(14,265,320)	$(14,448,022)	$(182,702)

EUR - Euro

JPY - Japanese Yen

USD - United States Dollar